Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 27,495	$ 14,370	$ 46,345	$ 41,764
Other comprehensive income:
Foreign currency translation (loss)/income	(113)	(180)	52	(235)
Total comprehensive income:	27,382	14,190	46,397	41,529
Total comprehensive income attributable to:
Stockholders of Navigator Holdings Ltd.:	26,493	13,842	45,444	40,825
Non-controlling interest	889	348	953	704
Total comprehensive income:	$ 27,382	$ 14,190	$ 46,397	$ 41,529